As filed with the Securities and Exchange Commission on January 25, 2018

1933 Act File No. 033-46924
1940 Act File No. 811-06618

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 107	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 109	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000
Mary Carty, Esq.
First Investors Equity Funds
40 Wall Street
New York, New York 10005
 (Name and Address of Agent for Service)
Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on January 31, 2018, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet
Contents of Registration Statement
Combined Prospectus for First Investors Balanced Income Fund, First Investors Investment Grade Fund and First Investors Limited Duration Bond Fund, each a series of the First Investors Income Funds, and First Investors Total Return Fund, a series of the First Investors Equity Funds, (“Funds”) is incorporated herein by reference to Post-Effective Amendment No. 103  to the Registrant’s Registration Statement on Form N-1A (“PEA No. 103”), as filed with the Securities and Exchange Commission on November 27, 2017, accession number 0000898432-17-001115.

Combined Statement of Additional Information for the Funds is incorporated herein by reference to PEA No. 103

Part C – Other Information is incorporated herein by reference to PEA No. 103

Signature Page

Explanatory Note

This Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 31, 2018, the effectiveness of the registration statement for the First Investors Total Return Fund, filed in Post-Effective Amendment No. 103 on November 27, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 25th day of January 2018.

FIRST INVESTORS EQUITY FUNDS

By:	/s/ Clark Wagner Clark Wagner President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 107 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Clark Wagner	President	January 25, 2018
Clark Wagner	(Principal Executive Officer)

/s/ Joseph I. Benedek	Treasurer	January 25, 2018
Joseph I. Benedek	(Principal Financial Officer and Principal Accounting Officer)

/s/ Susan E. Artmann	Trustee	January 25, 2018
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	January 25, 2018
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	January 25, 2018
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	January 25, 2018
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	January 25, 2018
Mark R. Ward*

*  By:       /s/ Mary Carty________
Mary Carty
(Attorney-in-Fact)